Interest Expense, Net - Interest Expense, Net Consisted (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income	$ 41	$ 21	$ 31
Expense	(76)	(46)	(34)
Total	$ (35)	$ (25)	$ (3)